Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	12/31/2022	12/31/2021

Shoes	344.7	118.9
Apparel	43.5	14.4
Accessories	8.3	1.8
Other	0.2	—
Allowances	(1.1)	(0.9)
Inventories	395.6	134.2